Derivatives	12 Months Ended
Mar. 31, 2012
Derivatives

18. Derivatives:

NIDEC manages the exposures to fluctuations in interest rate, foreign exchange rate, and commodity prices movements through the use of derivative financial instruments which include foreign exchange forward contracts, interest rate currency swap and commodities agreements. NIDEC does not hold derivative financial instruments for trading purpose. NIDEC is exposed to credit risk in the event of non-performance by counterparties to the derivative contracts, but such risk is considered mitigated by the high credit rating of the counterparties.

Cash flow hedges

NIDEC uses foreign exchange forward contracts and commodities agreements designated as cash flow hedges to protect against foreign exchange rate risks and commodity prices risks inherent in its forecasted transactions related to purchase commitments.

Derivatives not designated as hedges

NIDEC uses derivatives such as foreign exchange forward contracts and interest rate currency swaps to protect against foreign exchange rate risks and interest rate risks. NIDEC is unable or has elected not to apply hedge accounting to some of these derivatives. The changes in the fair value of these contracts are recorded in ‘Other income (expense)’.

The Contractual Amounts Outstanding of Derivative Instruments

Derivatives designated as hedging instruments are as follows:

	Yen in millions
	March 31, 2011	March 31, 2012
Foreign exchange forward contracts	¥2,930	¥7,609
Commodity futures	1,964	3,102

Derivatives not designated as hedging instruments are as follows:

	Yen in millions
	March 31, 2011	March 31, 2012
Interest rate currency swap agreements	¥24	¥—

Fair Values of Derivative Instruments

Derivatives designated as cash flow hedge are as follows:

		Asset Derivatives
	Balance sheet location	Yen in millions
		March 31, 2011	March 31, 2012
Foreign exchange forward contracts	Other current assets	¥477	¥165
Commodity futures	Other current assets	179	22

Liability Derivatives
	Balance sheet location	Yen in millions
		March 31, 2011	March 31, 2012
Foreign exchange forward contracts	Other current liabilities	¥—	¥—
Commodity futures	Other current liabilities	—	44

Derivatives not designated as hedging instruments are as follows:

		Liability Derivatives
	Balance sheet location	Yen in millions
		March 31, 2011	March 31, 2012
Interest rate currency swap agreements	Other current liabilities	¥2	¥—

The Effect of Derivative Instruments on the Consolidated Statements of Income for the year ended March 31

Derivatives designated as cash flow hedge are as follows:

Gains (losses) recognized in accumulated other comprehensive income

	Yen in millions
	For the year ended March 31
	2010	2011	2012
Foreign exchange forward contracts	¥—	¥152	¥(68)
Commodity futures	—	67	(78)

Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)

	Statement of income location	Yen in millions
		For the year ended March 31
		2010	2011	2012
Foreign exchange forward contracts	Cost of sales	¥—	¥55	¥17
Commodity futures	Cost of sales	—	64	(196)

The amount of hedge ineffectiveness and net gains (losses) excluded from the assessment of hedge effectiveness was not material for the year ended March 31, 2012.

A net gain of ¥51 million in accumulated other comprehensive income at March 31, 2012 is expected to be reclassified into earnings within the next 12 months.

As of March 31, 2012, the maximum length of time over which NIDEC hedged its exposure to variability in future cash flows for forecasted transactions was approximately 21 months.

Derivatives not designated as hedging instruments are as follows:

Gains (losses) recognized in income

	Statement of income location	Yen in millions
		For the year ended March 31
		2010	2011	2012
Foreign exchange forward contracts	Other, net	¥0	¥2	¥—
Interest rate currency swap agreements	Other, net	2	(1)	2